Share capital - Capital Structure (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Treasury shares
Treasury shares outstanding at beginning of period	(6,214,021)
Treasury shares outstanding at end of period	(5,243,958)	(6,214,021)
Changes in equity
Balance, beginning of period	SFr 168,991	SFr 231,979	SFr 215,478
Proceeds from public offerings, net of underwriting fees, transaction costs	40,535
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	2,650	(8)	12,121
Balance, end of period	SFr 160,643	SFr 168,991	SFr 231,979
Nominal value per share (in CHF per share)	SFr 0.02
Common Shares
Common shares
Common shares outstanding at beginning of period	89,834,385	89,700,630
Issuance of shares - incentive plans, net of transaction costs (in shares)	307,402	133,755
Proceeds from public offerings, net of underwriting fees and transaction, equity, shares	14,300,000
Common shares outstanding at end of period	104,441,787	89,834,385	89,700,630
Treasury shares
Treasury shares
Treasury shares outstanding at beginning of period	(6,214,021)	(6,221,617)
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs (in shares)	970,063	7,596
Treasury shares outstanding at end of period	(5,243,958)	(6,214,021)	(6,221,617)
Share capital
Changes in equity
Balance, beginning of period	SFr 1,797	SFr 1,794	SFr 1,538
Proceeds from public offerings, net of underwriting fees, transaction costs	286
Issuance of shares - incentive plans, net of transaction costs	6	3
Balance, end of period	2,089	1,797	1,794
Share premium
Changes in equity
Balance, beginning of period	431,323	431,251	346,890
Proceeds from public offerings, net of underwriting fees, transaction costs	40,249
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	2,631	(8)	12,097
Issuance of shares - incentive plans, net of transaction costs	704	80
Balance, end of period	474,907	431,323	431,251
Treasury shares
Changes in equity
Balance, beginning of period	(124)	(124)	(100)
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	19	0	24
Balance, end of period	SFr (105)	SFr (124)	SFr (124)